                     PRUDENTIAL SMALL COMPANY FUND, INC.
                      Gateway Center Three, 4th Floor
                            Newark, NJ 07102



                                       December 5, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re: Prudential Small Company Fund, Inc. (The "Fund") (File No. 2-68723)

Ladies and Gentlemen:

         Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 33 and (ii) that the text of Post-Effective Amendment No. 33 was filed electronically on November 28, 2001.




                                     Prudential Small Company Fund, Inc.

                                     By:  /s/ Maria G. Master
                                     ------------------------
                                              Maria G. Master
                                              Assistant Secretary